Supplementary cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ 3,345	$ (6,768)
Value-added and other tax receivables	4,272	(4,441)
Inventories	(41,186)	(58,059)
Accounts payable and accrued liabilities	1,361	20,386
Current income and other taxes payable	40,838	9,201
Changes in non-cash working capital	$ 8,630	$ (39,681)